Average Annual Total Returns (Vanguard Large-Cap Index Fund Participant:)	Vanguard Large-Cap Index Fund Vanguard Large-Cap Index Fund - Admiral Shares 1/1/2014 - 12/31/2014	CRSP US Large Cap Index Vanguard Large-Cap Index Fund Vanguard Large-Cap Index Fund - Admiral Shares 1/1/2014 - 12/31/2014	MSCI US Prime Market 750 Index Vanguard Large-Cap Index Fund Vanguard Large-Cap Index Fund - Admiral Shares 1/1/2014 - 12/31/2014	Spliced Large Cap Index Vanguard Large-Cap Index Fund Vanguard Large-Cap Index Fund - Admiral Shares 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.38%	13.47%	13.58%	13.47%
Five Years	15.48%	none	15.61%	15.57%
Ten Years	8.00%	none	8.07%	8.05%